Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Preferred Stock [Member] Series D Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 1				$ 1,132,435	$ 47,724,570	$ (580,957)	$ (51,043,408)	$ 1,446,715	$ (1,320,644)
Beginning balance, shares at Dec. 31, 2019	1				1,132,435,380
Issuance of common stock in connection with sales made under private offerings					$ 420,000	(100,000)				320,000
Issuance of common stock in connection with sales made under private offerings, shares					420,000,000
Issuance of common stock in connection with the exercise of common stock options					$ 161,636	(161,636)
Issuance of common stock in connection with the exercise of common stock options, shares					161,636,427
Issuance of common stock in exchange for consulting, professional and other services					$ 32,566	11,092				43,658
Issuance of common stock in exchange for consulting, professional and other services, shares					32,565,515
Issuance of common stock in connection with share exchange agreement with related party					$ 53,947	22,979				76,926
Issuance of common stock in connection with share exchange agreement with related party, shares					53,947,368
Issuance of common stock to related parties in lieu of cash for loans payable and other accrued obligations					$ 200	80				280
Issuance of common stock to related parties in lieu of cash for loans payable and other accrued obligations, shares					200,000
Conversion of convertible debenture(s) and other indebtedness into common stock					$ 397,146	(232,326)				164,820
Conversion of convertible debenture(s) and other indebtedness into common stock, shares					397,145,607
Exchange of common stock for Jupiter Gold common stock					$ (200,000)	100,000			100,000
Exchange of common stock for Jupiter Gold common stock, shares					(200,000,000)
Stock based compensation						124,357				124,357
Change in foreign currency translation							(194,156)		59,242	(134,914)
Sale of Jupiter Gold common stock in connection with equity offerings									525,000	525,000
Sale of Apollo Resources common stock in connection with equity offerings									250,300	250,300
Net loss								(1,141,663)	(404,372)	(1,546,035)
Ending balance, value at Dec. 31, 2020	$ 1				$ 1,997,930	47,489,116	(775,113)	(52,185,071)	1,976,885	(1,496,252)
Ending balance, shares at Dec. 31, 2020	1				1,997,930,297
Issuance of common stock in connection with sales made under private offerings					$ 136,220	680,430				816,650
Issuance of common stock in connection with sales made under private offerings, shares					136,219,930
Stock based compensation						1,228,598				1,228,598
Sale of Jupiter Gold common stock in connection with equity offerings									118,000	118,000
Sale of Apollo Resources common stock in connection with equity offerings									267,500	267,500
Net loss								(2,161,835)	(940,256)	(3,102,091)
Conversion of related party convertible notes and other indebtedness into Series D preferred stock				$ 214		641,804				642,018
Conversion of related party convertible notes and other indebtedness into Series D preferred stock, shares				214,006
Conversion of convertible notes and accrued interest payable into common stock					$ 504,676	730,231				1,234,907
Conversion of convertible notes and accrued interest payable into common stock, shares					504,676,193
Issuance of common stock in exchange for consulting, professional and other services					$ 14,955	136,592			31,845	183,392
Issuance of common stock in exchange for consulting, professional and other services, shares					14,954,949
Change in foreign currency translation							25,692		(194)	25,498
Issuance of common stock in connection with the exercise of common stock options and warrants					$ 396,918	(321,918)			70,700	145,700
Issuance of common stock in connection with the exercise of common stock options and warrants, shares					396,917,702
Issuance of common stock warrants in connection with the issuance of convertible notes						356,827				356,827
Ending balance, value at Sep. 30, 2021	$ 1			$ 214	$ 3,050,699	50,941,680	(749,421)	(54,346,906)	1,524,480	420,747
Ending balance, shares at Sep. 30, 2021	1			214,006	3,050,699,071
Beginning balance, value at Dec. 31, 2020	$ 1				$ 1,997,930	47,489,116	(775,113)	(52,185,071)	1,976,885	(1,496,252)
Beginning balance, shares at Dec. 31, 2020	1				1,997,930,297
Conversion of related party convertible notes and other indebtedness into Series D preferred stock				$ 214		641,804				642,018
Conversion of related party convertible notes and other indebtedness into Series D preferred stock, shares				214,006
Issuance of common stock in connection with sales made under private offerings					$ 174,020	766,989				941,009
Issuance of common stock in connection with sales made under private offerings, shares					174,019,679
Issuance of common stock in connection with the exercise of common stock options					$ 396,917	(246,917)			70,700	220,700
Issuance of common stock in connection with the exercise of common stock options, shares					396,917,702
Issuance of common stock in exchange for consulting, professional and other services					$ 16,601	148,934			31,845	197,380
Issuance of common stock in exchange for consulting, professional and other services, shares					16,600,539
Issuance of common stock warrants in connection with the issuance of convertible debenture(s)						356,827				356,827
Conversion of convertible debenture(s) and other indebtedness into common stock					$ 523,711	839,277				1,362,988
Conversion of convertible debenture(s) and other indebtedness into common stock, shares					523,710,635
Stock based compensation						1,470,346				1,470,346
Change in foreign currency translation							62,303		(5,488)	56,815
Sale of Jupiter Gold common stock in connection with equity offerings									118,000	118,000
Sale of Apollo Resources common stock in connection with equity offerings									612,500	612,500
Net loss								(2,772,358)	(1,253,107)	(4,025,465)
Conversion of related party convertible notes and other indebtedness into Series D preferred stock, shares					19,034,442
Ending balance, value at Dec. 31, 2021	$ 1			$ 214	$ 3,109,179	51,466,376	(712,810)	(54,957,429)	1,551,335	456,866
Ending balance, shares at Dec. 31, 2021	1			214,006	3,109,178,852
Beginning balance, value at Jun. 30, 2021	$ 1				$ 2,925,793	49,932,050	(740,410)	(53,727,767)	1,490,677	(119,656)
Beginning balance, shares at Jun. 30, 2021	1				2,925,793,327
Stock based compensation						191,185				191,185
Sale of Apollo Resources common stock in connection with equity offerings									217,500	217,500
Net loss								(619,139)	(201,452)	(820,591)
Conversion of related party convertible notes and other indebtedness into Series D preferred stock				$ 214		641,804				642,018
Conversion of related party convertible notes and other indebtedness into Series D preferred stock, shares				214,006
Issuance of common stock in connection with the exercise of common stock options					$ 26,087	123,913				150,000
Issuance of common stock in connection with the exercise of common stock options, shares					26,086,958
Issuance of common stock warrants in connection with the issuance of convertible notes					$ 83,864	(83,864)			1,950	1,950
Issuance of common stock warrants in connection with the issuance of convertible notes, shares					83,863,837
Conversion of convertible notes and accrued interest payable into common stock
Conversion of convertible notes and accrued interest payable into common stock, shares
Issuance of common stock in exchange for consulting, professional and other services					$ 14,955	136,592				151,547
Issuance of common stock in exchange for consulting, professional and other services, shares					14,954,949
Change in foreign currency translation							(9,011)		15,805	6,794
Ending balance, value at Sep. 30, 2021	$ 1			$ 214	$ 3,050,699	50,941,680	(749,421)	(54,346,906)	1,524,480	420,747
Ending balance, shares at Sep. 30, 2021	1			214,006	3,050,699,071
Beginning balance, value at Dec. 31, 2021	$ 1			$ 214	$ 3,109,179	51,466,376	(712,810)	(54,957,429)	1,551,335	456,866
Beginning balance, shares at Dec. 31, 2021	1			214,006	3,109,178,852
Issuance of common stock in connection with sales made under private offerings					$ 457,626	2,156,110				2,613,736
Issuance of common stock in connection with sales made under private offerings, shares					457,625,961
Stock based compensation						1,029,476				1,029,476
Sale of Jupiter Gold common stock in connection with equity offerings						50,000				50,000
Sale of Apollo Resources common stock in connection with equity offerings									525,000	525,000
Net loss								(2,430,698)	(687,311)	(3,118,009)
Change in foreign currency translation							24,859		14,011	38,870
Issuance of common stock in connection with purchase of mining rights					$ 87,719	912,281				1,000,000
Issuance of common stock in connection with purchase of mining rights, shares					87,719,300
Ending balance, value at Sep. 30, 2022	$ 1			$ 214	$ 3,654,524	55,614,243	(687,951)	(57,388,127)	1,403,035	2,595,939
Ending balance, shares at Sep. 30, 2022	1			214,006	3,654,524,113
Beginning balance, value at Jun. 30, 2022	$ 1			$ 214	$ 3,385,151	53,219,553	(651,022)	(56,359,935)	1,603,630	1,197,592
Beginning balance, shares at Jun. 30, 2022	1			214,006	3,385,151,300
Issuance of common stock in connection with sales made under private offerings					$ 181,654	1,046,122				1,227,776
Issuance of common stock in connection with sales made under private offerings, shares					181,653,513
Stock based compensation						386,287			271,888	658,175
Sale of Jupiter Gold common stock in connection with equity offerings						50,000				50,000
Sale of Apollo Resources common stock in connection with equity offerings
Net loss								(1,028,192)	(241,818)	(1,270,010)
Change in foreign currency translation							(36,929)		(230,665)	(267,594)
Issuance of common stock in connection with purchase of mining rights					$ 87,719	912,281				1,000,000
Issuance of common stock in connection with purchase of mining rights, shares					87,719,300
Ending balance, value at Sep. 30, 2022	$ 1			$ 214	$ 3,654,524	$ 55,614,243	$ (687,951)	$ (57,388,127)	$ 1,403,035	$ 2,595,939
Ending balance, shares at Sep. 30, 2022	1			214,006	3,654,524,113